General and Administrative Expenses (Details) - Schedule of General and Administrative Expenses - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
General and Administrative Expenses (Details) - Schedule of General and Administrative Expenses [Line Items]
Wages & employee benefits, Balance			$ 1,917,963	$ 1,816,542
Professional & Legal fees, Balance			1,650,061	882,855
Consultancy fees, Balance			1,336,019	1,772,010
Non-recurring listing and equity raising costs, Balance				8,003,016
Directors' fees, Balance			360,984	86,500
Depreciation of property and equipment, Balance			577,062	107,692
Depreciation of right of use asset, Balance			169,457	62,029
Amortization of intangible assets, Balance			90,247	38,301
Audit & accountancy fees, Balance			130,976	81,751
Rent, Balance			226,332	172,584
Insurance, Balance			911,013	6,953
Laboratory costs, Balance			638,822
Impairment of VAT receivables, Balance			839,758
Travel, Balance			251,306	364,781
Share based payments expense, Balance			32,457
Other administrative expenses, Balance			427,147	17,635
Total general administrative expenses, Balance	$ 5,490,832	$ 5,780,632	9,559,603	$ 13,412,649
General and Administrative Expenses [Member]
General and Administrative Expenses (Details) - Schedule of General and Administrative Expenses [Line Items]
Wages & employee benefits, Balance			$ 101,421
Wages & employee benefits, percentage			6.00%
Professional & Legal fees, Balance			$ 767,206
Professional & Legal fees, percentage			87.00%
Consultancy fees, Balance			$ (435,992)
Consultancy fees, percentage			(25.00%)
Non-recurring listing and equity raising costs, Balance			$ (8,003,016)
Non-recurring listing and equity raising costs, percentage			(100.00%)
Directors' fees, Balance			$ 274,484
Directors' fees, percentage			317.00%
Depreciation of property and equipment, Balance			$ 469,370
Depreciation of property and equipment, percentage			436.00%
Depreciation of right of use asset, Balance			$ 107,428
Depreciation of right of use asset, percentage			173.00%
Amortization of intangible assets, Balance			$ 51,946
Amortization of intangible assets, percentage			136.00%
Audit & accountancy fees, Balance			$ 49,225
Audit & accountancy fees, percentage			60.00%
Rent, Balance			$ 53,748
Rent, percentage			31.00%
Insurance, Balance			$ 904,060
Insurance, percentage			13002.00%
Laboratory costs, Balance			$ 638,822
Laboratory costs, percentage			0.00%
Impairment of VAT receivables, Balance			$ 839,758
Impairment of VAT receivables, percentage			0.00%
Travel, Balance			$ (113,475)
Travel, percentage			(31.00%)
Share based payments expense, Balance			$ 32,457
Share based payments expense, percentage			0.00%
Other administrative expenses, Balance			$ 409,512
Other administrative expenses, percentage			2322.00%
Total general administrative expenses, Balance			$ (3,853,046)
Total general administrative expenses, percentage			(29.00%)